Employee Benefit Plans (Details Narrative) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended	12 Months Ended
	Jan. 31, 1994	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2005	Dec. 31, 2011
Expense recognized for contributions to the defined benefit pension plan		$ 72	$ 87
Expense recognized for contributions to the 401(k) plan		89	94
Nonqualified deferred compensation plan balance		801	807
Nonqualified deferred compensation plan expense		78	71
Employee Stock Ownership Plan:
Amount borrowed to fund shares held in ESOP	480
Shares purchased and funded into ESOP	48,000
Price paid per share for shares purchased to fund ESOP	$ 10			$ 10
Percentage of shares purchased and funded into ESOP				8.00%
Shares purchased by ESOP using funds loaned by the company				138,709
Loan term				15 years
Shares sold in open market under ESOP		2,793	13,687
ESOP compensation expense
Shares distributed to participants		1,350	3,065
Stock-Based Compensation Plans:
Share price		$ 5.40
Intrinsic value per stock option		$ 0	$ 0
Stock option exercise price		$ 9.53	$ 9.53		$ 9.47
Share-based Compensation expense			2
Stock Options
Stock-Based Compensation Plans:
Shares available for grant		54,656
Fair value of option shares vested in the year			4
Share-based Compensation expense			1
Stock Options | Lower Range
Stock-Based Compensation Plans:
Stock option exercise price		$ 7.60
Stock Options | Upper Range
Stock-Based Compensation Plans:
Stock option exercise price		$ 9.65
Restricted Stock
Stock-Based Compensation Plans:
Shares available for grant		5,304
Share-based Compensation expense			$ 1
Vesting term		5 years
1996 Stock Option Plan
Stock-Based Compensation Plans:
Number of awards authorized		127,491
2006 Stock-Based Incentive Plan
Stock-Based Compensation Plans:
Number of awards authorized		242,740
2006 Stock-Based Incentive Plan | Stock Options
Stock-Based Compensation Plans:
Number of awards authorized		173,386
2006 Stock-Based Incentive Plan | Restricted Stock
Stock-Based Compensation Plans:
Number of awards authorized		69,354